July 30, 2008

EDGAR FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds

File Nos. 002-67052 and 811-3023

Post-Effective Amendment No. 236

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (“Trust”) is Post-Effective Amendment No. 236 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Absolute Strategies Fund, Austin Global Equity Fund, Merk Hard Currency Fund and Payson Total Return Fund (each, a “Fund,” and collectively, the “Funds”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (1) respond to comments provided by the Securities and Exchange Commission staff with respect to the Trust’s Post-Effective Amendment No. 232; (2) update the disclosure as to certain sub-advisers of the Absolute Strategies Fund; (3) include disclosure, including risk disclosure regarding futures and swaps; (4) include the Funds’ financial statements for the fiscal year ended March 31, 2008 in the Trust’s Registration Statement; and (5) update other information and make other non-material changes to the Funds’ prospectuses and statements of additional information.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger
Francine J. Rosenberger

Attachments

cc:	Nell-Garwood M. Garvey

Atlantic Fund Administration

Stacy L. Fuller

K&L Gates LLP